Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 202.4
Ending balance	219.7	€ 202.4
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	257.2	206.9
Additions	34.2	10.1
Disposals	0.1	9.7
Reclassifications	0.0	0.0
Currency differences	(5.3)	(6.6)
Acquisition of subsidiaries and businesses		43.3
Ending balance	296.6	257.2
Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(54.8)	(43.4)
Amortization	22.0	16.8
Disposals	(0.1)	(5.5)
Currency differences	0.2	0.1
Ending balance	(76.9)	(54.8)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57.8
Ending balance	61.2	57.8
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57.8	53.7
Additions	0.0	0.0
Disposals	0.0	0.0
Reclassifications	0.0	0.0
Currency differences	(3.4)	(4.1)
Acquisition of subsidiaries and businesses		0.0
Ending balance	61.2	57.8
Goodwill | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	0.0	0.0
Concessions, licenses, in-process R&D and similar rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	136.8
Ending balance	145.4	136.8
Concessions, licenses, in-process R&D and similar rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	191.6	147.2
Additions	22.8	5.9
Disposals	0.1	8.5
Reclassifications	6.1	1.2
Currency differences	(1.9)	(2.5)
Acquisition of subsidiaries and businesses		43.3
Ending balance	222.3	191.6
Concessions, licenses, in-process R&D and similar rights | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(54.8)	(43.4)
Amortization	22.0	16.8
Disposals	(0.1)	(5.5)
Currency differences	0.2	0.1
Ending balance	(76.9)	(54.8)
Advance payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7.8
Ending balance	13.1	7.8
Advance payments | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7.8	6.0
Additions	11.4	4.2
Disposals	0.0	1.2
Reclassifications	(6.1)	(1.2)
Currency differences	0.0	0.0
Acquisition of subsidiaries and businesses		0.0
Ending balance	13.1	7.8
Advance payments | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	€ 0.0	€ 0.0